Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
20.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2023	2024
ASSETS
Cash and cash equivalents	$1,889	$2,442
Prepaid expenses and other current assets, net	2,493,301	49,049
Amount due from intercompany-current	17,656,465	32,055,968
TOTAL ASSETS	$20,151,655	$32,107,459

LIABILITIES
Accounts payable	$34,277	$38,412
Convertible loans	-	216,756
Accrued expenses and other current liabilities	347,014	335,563
Investment deficit in subsidiaries	24,469,459	43,544,549
Amount due to intercompany-current	164,593	174,593
TOTAL LIABILITIES	$25,015,343	$44,309,873

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2023 and 2024, respectively; 24,015,592 shares and 31,949,038 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	$1,201	$1,598
Preferred shares (par value of $0.00005 per share; 3,700,000 and 3,700,000 preferred shares authorized as of December 31, 2023 and 2024, respectively; 3,700,000 and 3,700,000 preferred shares issued and outstanding as of December 31, 2023 and 2024, respectively)	185	185
Additional paid-in capital	108,729,047	115,745,140
Statutory reserve	237,486	237,486
Accumulated deficit	(110,833,045)	(125,338,509)
Accumulated other comprehensive loss	(2,998,562)	(2,848,314)
Total shareholders’ deficit	$(4,863,688)	$(12,202,414)

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	Years ended December 31,
	2022	2023	2024
Operating expenses:
Selling expenses	$-	$(811,129)	$(146,929)
General and administrative expenses	-	(1,496,239)	(8,231,966)
Research and development expenses	-	-	(2,213)
Other income	-	161,408	100,983
Share of loss in subsidiaries and VIEs	(5,898,535)	(24,315,847)	(6,225,339)
Loss before income tax provision	(5,898,535)	(26,461,807)	(14,505,464)
Provision for income tax	-	-	-
Net loss	$(5,898,535)	$(26,461,807)	$(14,505,464)

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2022	2023	2024
Net cash used in operating activities	$(1)	$(21,749,842)	$(5,476,392)
Net cash used in investing activities	-	(13,000,000)	-
Net cash provided by financing activities	-	34,750,627	5,476,945
Net cash inflow	$(1)	$785	$553